Investments in Associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial statements [line items]
Beginning balance	R$ 15,558,784
Interest in earnings of subsidiaries	1,822,161	R$ 3,695,493	R$ (3,836,639)
Ending balance	14,129,085	15,558,784
Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	15,558,784	10,838,616
Interest in earnings of subsidiaries	384,320	628,812
Sales or purchase of interests	1,835,552	4,061,797
Other comprehensive income	88,086	119,531
Dividends	(164,908)	(96,538)
Capital increase (decrease)	2,252,306	6,666
Other	2,131,407	(100)
Predecessor adjustments	(4,109,186)
Ending balance	R$ 14,129,085	15,558,784	10,838,616
Compass Gás e Energia [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	714,190,095
Shares held by non-controlling shareholders	85,702,404
Non-controlling interest	12.00%
Compass Gás e Energia [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 32,880
Interest in earnings of subsidiaries	74,390	7,848
Sales or purchase of interests	1,505,311	30,431
Other comprehensive income	7,698	552
Dividends	(97,187)	(5,986)
Capital increase (decrease)	2,250,015
Other	1,053	35
Predecessor adjustments
Ending balance	R$ 761,432	32,880
Comgas [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	132,520,587
Shares held by non-controlling shareholders	1,139,210
Non-controlling interest	0.86%
Comgas [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 24,729	24,569
Interest in earnings of subsidiaries	17,524	9,200
Sales or purchase of interests
Other comprehensive income	625	484
Dividends	(14,184)	(9,535)
Capital increase (decrease)
Other	228	11
Predecessor adjustments
Ending balance	R$ 28,466	24,729	24,569
Cosan Lubes [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	34,963,764
Shares held by non-controlling shareholders	10,489,129
Non-controlling interest	30.00%
Payly [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	78,527,201
Shares held by non-controlling shareholders	19,631,324
Non-controlling interest	25.00%
Rumo S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	1,854,158,791
Shares held by non-controlling shareholders	1,291,629,301
Non-controlling interest	69.65%
Cosan Limited Partners Brasil Consultoria Ltda [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	160,000
Shares held by non-controlling shareholders	4,000
Non-controlling interest	2.50%
Sinlog Tecnologia em Logistica SA [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	86,370
Shares held by non-controlling shareholders	23,967
Non-controlling interest	27.75%
TTA [Member]
Statement of financial statements [line items]
Shares issued by the subsidiary	10,521
Shares held by non-controlling shareholders
Non-controlling interest
Radar II Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	81,440,221
Shares held by non-controlling shareholders	40,720,111
Non-controlling interest	50.00%
Radar Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	1,266,986
Shares held by non-controlling shareholders	633,493
Non-controlling interest	50.00%
Nova Agrícola Ponte Alta S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	160,693,378
Shares held by non-controlling shareholders	80,346,689
Non-controlling interest	50.00%
Terras da Ponta Alta S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	16,066,329
Shares held by non-controlling shareholders	8,033,165
Non-controlling interest	50.00%
Nova Santa Bárbara Agrícola S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	32,336,994
Shares held by non-controlling shareholders	16,168,497
Non-controlling interest	50.00%
Nova Amaralina S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	30,603,159
Shares held by non-controlling shareholders	15,301,580
Non-controlling interest	50.00%
Paineira Propriedades Agrícolas S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	132,667,061
Shares held by non-controlling shareholders	66,333,531
Non-controlling interest	50.00%
Manacá Propriedades Agrícolas S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	128,977,921
Shares held by non-controlling shareholders	64,488,961
Non-controlling interest	50.00%
Castanheira Propriedades Agrícolas S.A. [member]
Statement of financial statements [line items]
Shares issued by the subsidiary	83,850,838
Shares held by non-controlling shareholders	41,925,419
Non-controlling interest	50.00%
Cosan S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 3,492,829	3,604,875
Interest in earnings of subsidiaries	69,890	336,885
Sales or purchase of interests		(407,177)
Other comprehensive income	115,049	28,573
Dividends		(68,120)
Capital increase (decrease)
Other	1,023	(2,207)
Predecessor adjustments	(3,448,693)
Ending balance		3,492,829	3,604,875
Cosan Logistica [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	658,158	630,185
Interest in earnings of subsidiaries	4,898	12,966
Sales or purchase of interests		14,006
Other comprehensive income	358	1,006
Dividends		(5)
Capital increase (decrease)
Other
Predecessor adjustments	(663,414)
Ending balance		658,158	630,185
CLI [Member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	582,284	470,498
Interest in earnings of subsidiaries	87,823	44,816
Sales or purchase of interests
Other comprehensive income	13,037	66,970
Dividends
Capital increase (decrease)
Other
Predecessor adjustments
Ending balance	683,144	582,284	470,498
Rumo [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	10,709,017	6,058,973
Interest in earnings of subsidiaries	107,690	212,463
Sales or purchase of interests	318,323	4,424,537
Other comprehensive income	5,358	15,786
Dividends	(27,989)	(2,742)
Capital increase (decrease)
Other	(15,748)
Predecessor adjustments	2,570
Ending balance	10,494,071	10,709,017	6,058,973
Logispot Armazens Gerais S A [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	35,513	34,218
Interest in earnings of subsidiaries	2,225	1,879
Sales or purchase of interests
Other comprehensive income
Dividends	(4,032)	(584)
Capital increase (decrease)
Other
Predecessor adjustments
Ending balance	33,706	35,513	34,218
Radar [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance
Interest in earnings of subsidiaries	22,502
Sales or purchase of interests
Other comprehensive income	900
Dividends	(19,854)
Capital increase (decrease)
Other	54
Predecessor adjustments
Ending balance	2,119,102
Other investments [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	23,374	15,298
Interest in earnings of subsidiaries	2,622	2,755
Sales or purchase of interests	11,918
Other comprehensive income	1,013	6,160
Dividends	(1,662)	(9,566)
Capital increase (decrease)	2,291	6,666
Other	363	2,061
Predecessor adjustments	351
Ending balance	R$ 9,164	R$ 23,374	R$ 15,298